Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components Represented by Associates (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net defined benefit liability represented by:
Net defined benefit liability	$ 7,258	$ 5,849	$ 4,834
MMT India [Member]
Net defined benefit liability represented by:
Net defined benefit liability	4,650	3,996
Ibibo [Member]
Net defined benefit liability represented by:
Net defined benefit liability	2,137	1,463
Bitla [Member]
Net defined benefit liability represented by:
Net defined benefit liability	250	200
Q2T [Member]
Net defined benefit liability represented by:
Net defined benefit liability	191	170
TripMoney [Member]
Net defined benefit liability represented by:
Net defined benefit liability	$ 30	$ 20